Taxes Payable (Tables)	12 Months Ended
Sep. 30, 2017
Taxes Payable [Abstract]
Schedule of taxes payable
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Enterprise income tax payable	$319	$319
Individual income tax	498	497
Other taxes payable	461	590
Total	$1,278	$1,406